Other liabilities and tax payable - other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Payables for buy-back agreements, current	€ 2,234	€ 2,081
Indirect tax payables, current	799	667
Accrued expenses and deferred income, current	1,573	1,320
Payables to personnel, current	988	1,006
Social security payables, current	313	312
Amounts due to customers for contract work, current	190	236
Other, current	1,838	2,187
Total Other liabilities, current	7,935	7,809
Non-current
Payables for buy-back agreements, non-current	0	0
Indirect tax payables, non-current	19	968
Accrued expenses and deferred income, non-current	2,260	2,428
Payables to personnel, non-current	16	34
Social security payables, non-current	6	7
Amounts due to customers for contract work, non-current	0	0
Other, non-current	199	166
Total Other liabilities, non-current	2,500	3,603
Total
Payables for buy-back agreements	2,234	2,081
Indirect tax payables	818	1,635
Accrued expenses and deferred income	3,833	3,748
Payables to personnel	1,004	1,040
Social security payables	319	319
Amounts due to customers for contract work (Note 14)	190	236
Other	2,037	2,353
Total Other liabilities	€ 10,435	€ 11,412